DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details) - USD ($)				6 Months Ended
	Jun. 09, 2021	Jun. 19, 2020	Jun. 09, 2020	Jun. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Amount Deposited into Trust Account		$ 7,647,960
Aggregate proceeds held in Trust Account		58,647,960
Transaction Costs		4,010,359
Underwriting fees		1,437,450
Deferred underwriting fees		2,012,430
Cash held outside of Trust Account and is available for working capital purposes				$ 340,118
Amount held in operating bank accounts				340,118
Amount of securities held in trust account				$ 58,650,863
Other offering costs		$ 560,479
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%
Pro rata portion of shares redemption				$ 10.20
Minimum net tangible assets upon consummation of the Business Combination				$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent				20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%
Private Unit | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Per unit price	$ 10.00
IPO
Subsidiary, Sale of Stock [Line Items]
Per unit price			$ 10.20	$ 10.00
Proceeds from sale of units			$ 51,000,000
IPO | Public Shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued			5,000,000
Per unit price			$ 10.00
Proceeds from sale of units			$ 50,000,000
IPO | Private Unit
Subsidiary, Sale of Stock [Line Items]
Number of units issued			321,500
Per unit price			$ 10.00
Proceeds from sale of units			$ 3,215,000
Over allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued		749,800		33,741
Per unit price		$ 10.00
Proceeds from sale of units		$ 7,498,000
Underwriting discount		$ 187,450
Over allotment option | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Per unit price	$ 0.10
Over allotment option | Minimum | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Amount Deposited into Trust Account	$ 500,000
Over allotment option | Maximum | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Amount Deposited into Trust Account	575,000
Amount Deposited into Trust Account, Conditional	$ 575,000
Over allotment option | Private Unit
Subsidiary, Sale of Stock [Line Items]
Number of units issued		33,741
Per unit price		$ 10.00
Proceeds from sale of units		$ 337,410
Private placement
Subsidiary, Sale of Stock [Line Items]
Number of units issued				321,500